6. RISKS (Details 2)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Undue | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.10%	0.04%
Undue | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.53%	2.20%
Undue | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	3.00%	8.00%	8.00%
Undue | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.39%	0.03%
Undue | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.85%	0.96%
Undue | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			0.32%
30 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.35%	0.09%
30 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.49%	4.42%
30 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	3.00%	8.00%	8.00%
30 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	0.73%	0.08%
30 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	2.81%	1.25%
30 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			0.93%
60 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	1.99%	2.62%
60 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	9.45%	11.00%
60 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	8.00%	12.00%	12.00%
60 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.88%	1.41%
60 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	6.84%	2.03%
60 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			8.11%
90 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	2.95%	3.39%
90 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.03%	20.42%
90 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.00%	19.00%	19.00%
90 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.66%	4.98%
90 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	17.15%	2.85%
90 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			19.61%
120 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	4.03%	9.37%
120 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.50%	42.85%
120 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	20.00%	26.00%	26.00%
120 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	25.32%	11.52%
120 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	26.77%	19.86%
120 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			35.69%
150 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	5.59%	13.56%
150 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.81%	47.32%
150 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	45.00%	59.00%	59.00%
150 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	29.59%	20.36%
150 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	43.21%	26.41%
150 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			45.63%
180 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	9.79%	19.82%
180 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.90%	49.20%
180 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	72.00%	69.00%	69.00%
180 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	30.97%	24.91%
180 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	49.89%	32.95%
180 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			59.00%
+180 days | Generation
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	16.13%	28.88%
+180 days | Oil and Gas
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	18.92%	56.32%
+180 days | Distribution of energy
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	72.00%	69.00%	69.00%
+180 days | Petrochemicals
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	43.05%	25.24%
+180 days | Holding
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets	65.29%	32.97%
+180 days | Rest of business segments
DisclosureOfCreditLossRatesOnTradeReceivablesAndFinancialAssetsLineItems [Line Items]
Credit loss on trade receivables and financial assets			63.01%